SHARE BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2016	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase period following fourth anniversary				60 days
Employee and non-employee share-based compensation expense		$ 15,005	$ 40,932	$ 14,368
Employee share-based compensation expense		14,448	39,150	9,849
Non-employee share-based compensation expense		$ 557	$ 1,782	$ 4,519
Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)		259,442,785	259,442,785	259,442,785
Repurchase period following termination			60 days	60 days
Repurchase period following fourth anniversary			60 days
Carry unit plan, written promissory note period			3 years	3 years
Weighted average fair value (in dollars per unit)		$ 3.49	$ 3.49	$ 1.76
Carry Unit Awards | Second Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	50.00%		50.00%	50.00%
Carry Unit Awards | Third Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%		25.00%	25.00%
Carry Unit Awards | Fourth Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%		25.00%	25.00%
Employee | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			215,295,834	147,700,000
Affiliates | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			11,300,000	55,100,000